Leases - Summary of Cash Paid for Amounts Included in Measurement of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Lessee Disclosure [Abstract]
Operating cash payments for operating leases	¥ 208,493	$ 31,953	¥ 208,560
Operating cash payments for finance leases	662	101	0
Financing cash payments for finance leases	¥ 9,020	$ 1,382	¥ 397	¥ 0